Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2024
Summary of Principal Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

Going concern

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,629,980 and RMB 3,856,801 as of September 30, 2023 and 2024, respectively. Net cash used in operating activities from continuing operations were RMB 7,093, RMB 22,178 and RMB 8,955 for the years ended September 30, 2022, 2023 and 2024, respectively. As of September 30, 2023 and 2024, current liabilities exceeded current assets by RMB 643,424 and RMB 1,271,179, respectively. In addition, the Group disposed of its long-term rental apartment rental business in October 2023 and acquired Alpha Mind in December 2023. The Group had generated revenues of nil, nil and RMB 288,369 for its continuing operations for the years ended September 30, 2022, 2023 and 2024, respectively.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

On December 28, 2023, the Group consummated an acquisition of 100% equity interest in Alpha Mind at consideration of US$180,000. The purchase price is payable in the form of promissory note (collectively, the “Notes”). The Notes have a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and will be secured by all of the issued and outstanding equity of the Alpha Mind and all of the assets of the Alpha Mind, including its consolidated entities.

On June 6, 2024, the Company and Burgeon Capital agreed to settle all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342 by issuance of Class A ordinary shares. On December 31, 2024, the Company and MMTEC, Inc. agreed to extend the maturity date of the outstanding Note and accrued but unpaid interest to date to June 30, 2025. Based on the historical experience, the Company is probably able to extend the maturity date till December 31, 2025 when the Note matures.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through issuance of ordinary shares. On October 26, 2022, the Company’s Form F-3 to offer up to a total amount of $300 million was declared effective. The Company plans to raise funds under the Form F-3 to support the Company’s operations.

There is a risk that Management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern. There can be no assurance that the Group will be successful in achieving its strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. Should there be any unforeseen circumstances which may prevent the successful completion of the above mentioned plan in the next twelve months from the issuance of this report, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Group’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. One of the Group’s shareholders is committed to provide financial support up to $1 million to support the Group’s operations. Management assessed that this amount is sufficient to cover the Group’s reduced operation costs and meet its obligations.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries,which include the wholly-owned foreign enterprise and VIEs over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary for accounting purposes. Alpha Mind WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Huaming Insurance and Huaming Yunbao because it has both of the following characteristics: (1) the power to direct activities at Huaming Insurance and Huaming Yunbao that most significantly impact such entity’s economic performance, and (2) the right to receive benefits from Huaming Insurance and Huaming Yunbao that could potentially be significant to such entity. All intercompany transactions and balances are eliminated on consolidation.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:

	As of September 30,
	2023	2024
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	—	7,491	1,067
Short-term investment	—	2,032	290
Accounts receivable, net	—	36,276	5,169
Advances to suppliers	—	6,706	956
Other current assets	—	798	114
Restricted Cash, non-current	—	5,000	712
Property and equipment, net	—	6	1
Operating lease right-of-use asset		568	81
Total assets	—	58,877	8,390
LIABILITIES
Accounts payable	—	36,797	5,244
Taxes payable	—	1,457	208
Accrued expenses and other current liabilities	—	8,625	1,229
Operating lease liabilities, current	—	122	17
Operating lease liabilities, noncurrent	—	431	61
Total liabilities	—	47,432	6,759
	For the years ended September 30,
	2022*	2023	2024
	RMB	RMB	RMB	USD
Total net revenues	—	—	288,369	41,092
Net loss	—	—	(4,496)	(641)
	For the years ended September 30,
	2022	2023	2024
	RMB	RMB	RMB	USD

Net cash (used in) provided by operating activities	—	—	2,479	353
Net cash used in investing activities	—	—	(694)	(99)
Net cash provided by financing activities	—	—	—	—

The consolidated VIE entities and their subsidiaries contributed nil, nil and 100% of the Group’s consolidated revenues for the years ended September 30, 2022, 2023 and 2024, respectively. As of September 30, 2022, 2023 and 2024, the consolidated VIE entities and their subsidiaries accounted for an aggregate of nil, nil and 4%, respectively, of the Group’s consolidated total assets, and nil, nil and 4%, respectively, of the Group’s consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE entities.

There are no assets held in the VIE entities and its subsidiaries that can be used only to settle obligations of the VIE entities and their subsidiaries, except for registered capital and the PRC statutory reserves. As the VIE entities and their subsidiaries are incorporated as a limited liability company under the PRC Company Law, creditors of the VIE entities do not have recourse to the general credit of the Group for any of the liabilities of the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance of deferred tax assets and share-based compensation.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, the United States and Hong Kong is the United States dollar (“US dollar”) and the functional currency of the Group’s PRC subsidiaries is RMB. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statements of comprehensive income (loss).

The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss) income in the consolidated statements of comprehensive income (loss).

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive income (loss), shareholders’ deficits and cash flows from RMB into US dollars as of and for the year ended September 30, 2024 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 7.0176, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2024, or at any other rate.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, accounts receivable, amounts due to related parties, other current assets, non-current restricted cash, accounts payable, notes payable, short-term debt, and other current liabilities approximate their fair market value based on the short-term maturity of these instruments.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use that which have original maturities of three months or less when purchased.

Restricted cash, non-current

Restricted cash, non-current

The Company, as an insurance agency, is required to reserve 10% of its registered capital in cash held in an escrow bank account pursuant to the China Banking and Insurance Regulatory Commission (“CBIRC”) rules and regulations, in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Company classified the balance for guarantee deposit as a non-current asset.

The Company acquired the insurance agency business in December 2023. As of September 30, 2023 and 2024, the non-current restricted cash amounted to nil and RMB 5,000 respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represents insurance agency service fee or commission receivable on insurance products sold from insurance companies stated at net realizable values. The Company reviews its accounts receivable on a periodic basis to determine if the allowance for expected credit loss is adequate, and adjust the allowance when necessary.

On October 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

Upon the adoption of ASU 2016-13, the management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations and comprehensive income (loss). In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company acquired the insurance agency business in December 2023. As of September 30, 2023 and 2024, allowance for allowance for expected credit loss were nil and RMB 191, respectively.

Advances to suppliers

Advances to suppliers

Prepayments are advanced to suppliers for future service rendering. As of September 30, 2023 and 2024,Advances to suppliers amounted to RMB 7,296 and RMB 13,745, respectively. For any advances to suppliers determined by management that such advances will not be in receipts or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of September 30, 2023 and 2024, no allowance for the doubtful accounts were deemed necessary.

Other current assets

Other current assets

Other current assets primarily include prepaid tax expense, advances to employees and other deposits. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive collection efforts are made. As of September 30, 2023 and 2024, allowances for credit losses were nil and RMB 1,768, respectively.

Goodwill

Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Group performs its annual impairment review of goodwill at September 30 of each year.

The Group has determined that it has one reporting unit, which is also its only reportable segment.

The Group has the option to perform a qualitative assessment to determine whether it is more-likely-than not that the fair value of a reporting unit is less than its carrying value prior to performing the two-step goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the Group performs step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill.

Application of the goodwill impairment test requires judgment, including the determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital.

During the year, due to macroeconomics downturn in the industry, although the Group secure the turnover, but experienced increase of operating expenditures such as personnel cost and distribution expenses to maintain the operation, which was beyond our expectation at the acquisition of Alpha Mind. The trend of increase in operating expenditures will probably lead to significant decrease of positive operating cash flows in the future, which will also decease the fair value of the reporting unit. Thus, the Group believe there is an indication of goodwill impairment and performed an impairment test at the year end. The Company adopted discounted cash flow method, which is an income-based approach, to estimate the fair value of equity interest of Alpha Mind at RMB 716,160.

The Company estimated the average revenue growth rate from 2025 to 2029 is 36%. The Company estimated the weighted average cost of capital at 13%, which is based on the premise that the risk free rate of return plus an equity risk premium adjusted by an industry risk factor based on beta.

Goodwill impairment loss was recorded RMB 574,978 for the years ended September 30, 2024.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. As of September 30, 2024, the Company had automobiles with useful lives ranging between three and five years.

Operating leases

Operating leases

The Company applied the practical expedients in the transition to the new standard allowed under ASC 842:

●	Reassessment of expired or existing contracts: The Company elected not to reassess, at the application date, whether any expired or existing contracts contained leases, the lease classification for any expired or existing leases, and the accounting for initial direct costs for any existing leases.
●	Use of hindsight: The Company elected to use hindsight in determining the lease term (that is, when considering options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of right-to-use assets.
●	Reassessment of existing or expired land easements: The Company elected not to evaluate existing or expired land easements that were not previously accounted for as leases under ASC 840, as allowed under the transition practical expedient. Going forward, new or modified land easements will be evaluated under ASU No. 2016-02.
●	Separation of lease and non-lease components: Lease agreements that contain both lease and non-lease components are generally accounted for separately.
●	Short-term lease recognition exemption: The Company also elected the short-term lease recognition exemption and will not recognize ROU assets or lease liabilities for leases with a term less than 12 months.

The Company determines if an arrangement is a lease at inception under FASB ASC Topic 842, Right of Use Assets (“ROU”) and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of its leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The ROU assets include adjustments for prepayments and accrued lease payments. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise such options.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU asset are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. The Company recognized no impairment of ROU assets as of September 30, 2023 and 2024. Operating leases are included in operating lease ROU and operating lease liabilities (current and non-current), on the consolidated balance sheets.

Revenue recognition

Revenue recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company generates revenue primarily from its insurance agency services. According to the agency service contracts made by and between the Company and insurance carriers, the Company is authorized to sell insurance products provided by insurance carriers to the insureds as an insurance agent, and collects commission from the respective insurance carriers as revenue.

The commission charged is determined by the terms agreed in the agency service contract, typically a percentage of insurance premium. The performance obligation is considered met and revenue is recognized when the insurance agency services are rendered and completed at the time an insurance policy becomes effective and the premium is collected from the insured.

The necessary data to reasonably determine the revenue amount is controlled by the insurance carriers, and bill statement is confirmed with the Company on a monthly basis. The Company has met all the criteria of revenue recognition when the premiums are collected by the respective insurance carriers and not before, because collectability is not ensured until receipt of the premium. Therefore, the Company does not accrue any commissions prior to the receipt of the related premiums of insurance carriers, due to the specific practice in the industry.

The Company acquired the insurance agency business in December 2023. The Company recorded insurance agency commission revenue in the amount of nil, nil and RMB 288,369 for the year ended September 30,2022, 2023 and 2024, respectively.

Employee benefit expenses

Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were nil, nil and RMB 852 for the years ended September 30, 2022, 2023 and 2024, respectively.

PRC value-added taxes and related taxes

PRC value-added taxes and related taxes

The Group is subject to value-added taxes at the rate of 6% for rendering services and 13% for sales of goods, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Education surtax and urban maintenance and construction tax are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of commissions paid to distribution channels. The Company generally recognizes commissions as cost of revenues when incurred. The Company acquired the insurance agency business in December 2023. For the year ended 30, 2022, 2023 and 2024, the cost of revenue amounted to nil, nil and RMB 274,901, respectively, from its continuing operations.

Income taxes

Income taxes

Current income taxes are provided on the basis of profit before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive income (loss). As of September 30, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income (loss) based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the completion of initial public offering (“IPO”) and has a continued employment provision for a period of time following the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, research and development expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended September 30, 2022, 2023 and 2024, the Group recognized share-based compensation expenses of RMB 9,771, RMB 4,782 and RMB 2,507 respectively, in the consolidated statements of comprehensive income (loss).

(Losses) earnings per share

(Losses) earnings per share

Basic (losses) earnings per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted (losses) earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares, including preferred shares, convertible notes, share options and warrants are excluded from the computation in income periods should their effects be anti-dilutive. The Group had share options, convertible notes and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted (losses) earnings per share, the effect of the convertible redeemable and non-redeemable preferred shares, share options and warrants is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

For the year ended September 30, 2022, the Company reissued the 77,100,000 treasury shares to a third party which purchased and assumed the unpaid borrowings due to SHRB.

As of September 30, 2023 and 2024, the Group had no treasury shares.

Reclassification

Reclassification

Certain reclassifications have been made to the prior year’s consolidated balance sheets to conform to the current year’s presentation. These reclassifications had no impact on net (loss) income, shareholders’ deficit, or cash flows as previously reported.

Discontinued operations

Discontinued operations

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

As of September 30, 2023, the Group’s long-term apartment rental business in the PRC met all the conditions required in order to be classified as a discontinued operation. Accordingly, the operating results of long-term apartment rental business in the PRC are reported as a loss from discontinued operations in the accompanying consolidated financial statements for all periods presented. In addition, the assets and liabilities related to long-term apartment rental business in the PRC are reported as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets. For additional information, see Note 3, “Disposition of Long-term Apartment Rental Business”.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents.

All of the Group’s cash and cash equivalents are held with financial institutions that Group management believes to be high credit quality. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in the United States and the PRC which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss or consolidated balance sheets.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.